T. ROWE PRICE Retirement Blend 2025 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 39 .6%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  37,813 5,702 1,810 4,418,661 43,259
U.S. Limited Duration TIPS Index
Fund  25,389 3,962 1,305 3,059,921 28,702
International Bond Fund (USD
Hedged)  13,112 2,381 647 1,776,986 15,104
U.S. Treasury Long-Term Index
Fund  9,510 1,403 471 1,438,112 11,102
Dynamic Global Bond Fund  8,869 1,517 431 1,282,041 9,872
Emerging Markets Bond Fund  7,971 1,180 360 967,271 9,025
High Yield Fund  7,507 1,138 347 1,425,004 8,507
Dynamic Credit Fund  2,803 538 150 362,991 3,216
Floating Rate Fund  2,776 418 341 307,005 2,852
Total Bond Mutual Funds (Cost $ 129,921 ) 131,639
EQUITY MUTUAL FUNDS 57 .8%
T. Rowe Price Funds:
Equity Index 500 Fund  47,512 7,325 4,359 362,242 53,916
International Equity Index Fund  22,024 2,850 970 1,420,722 24,920
Value Fund  16,975 2,192 732 392,108 19,449
Hedged Equity Fund  14,990 1,992 686 1,385,927 17,296
Growth Stock Fund  15,419 1,931 1,665 157,568 16,653
Real Assets Fund  11,227 1,542 504 833,373 12,751
International Value Equity Fund  7,123 886 307 434,190 8,067
International Stock Fund  6,064 775 405 322,298 6,836
Mid-Cap Index Fund  5,740 735 249 337,036 6,592
Small-Cap Index Fund  4,848 569 585 324,945 5,189
Emerging Markets Discovery Stock
Fund  4,245 568 185 332,007 4,778
Emerging Markets Stock Fund  3,712 510 177 119,887 4,199
Mid-Cap Growth Fund  3,223 404 165 33,008 3,622
Mid-Cap Value Fund  2,724 331 159 84,303 3,039
Small-Cap Value Fund  2,666 323 211 52,235 3,000
New Horizons Fund (2) 1,852 250 85 36,354 2,129
Total Equity Mutual Funds (Cost $ 162,022 ) 192,436
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  – 865 833 320 32
Total Other Mutual Funds (Cost $ 32 ) 32

T. ROWE PRICE Retirement Blend 2025 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .6%
Money Market Funds  2.6%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 6,010 4,388 1,765 8,633,200 8,633
Total Short-Term Investments (Cost $ 8,633 ) 8,633
Total Investments in Securities 100.0%
(Cost $300,608) $ 332,740
Other Assets Less Liabilities (0.0)% (101)
Net Assets 100.0% $ 332,639
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ 25 $ 57
Dynamic Global Bond Fund  (9) (83) 136
Emerging Markets Bond Fund  (2) 234 137
Emerging Markets Discovery Stock Fund  7 150 —
Emerging Markets Stock Fund  (4) 154 —
Equity Index 500 Fund  26 3,438 165
Floating Rate Fund  (2) (1) 65
Growth Stock Fund  61 968 —
Hedged Equity Fund  — 1,000 —
High Yield Fund  (6) 209 146
International Bond Fund (USD Hedged)  (13) 258 135
International Equity Index Fund  5 1,016 —
International Stock Fund  12 402 —
International Value Equity Fund  (2) 365 —
Mid-Cap Growth Fund  3 160 —
Mid-Cap Index Fund  3 366 —
Mid-Cap Value Fund  4 143 —
New Horizons Fund  1 112 —
QM U.S. Bond Index Fund  (52) 1,554 443
Real Assets Fund  7 486 —
Small-Cap Index Fund  10 357 —
Small-Cap Value Fund  (1) 222 —
Transition Fund  (3) — —
U.S. Limited Duration TIPS Index Fund  (77) 656 51
U.S. Treasury Long-Term Index Fund  (26) 660 103
Value Fund  18 1,014 —
U.S. Treasury Money Fund, 5.36% — — 101
Totals $ (41) # $ 13,865 $ 1,539 +

T. ROWE PRICE Retirement Blend 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,539 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Blend 2025 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2025 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2024 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1346-054Q1 08/24